CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Allowance for doubtful accounts	$ 111.4	$ 118.6
Other Assets:
Accumulated amortization on intangible assets	$ 276.2	$ 247.9
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	125,000,000	125,000,000
Common stock, issued (in shares)	112,876,552	112,014,673
Treasury stock at cost (in shares)	34,762,316	32,658,685